GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                             Pinnacle Series Account
                          Semi-Annual Report Form N-30D
                         File Nos. 811-04235, 002-96000

The information required to be contained in this report for the period ending June 30, 2001 includes the following previously filed annual report for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on August 28, 2001
Accession No. 0000356476-01-500029